UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02575

Morgan Stanley Liquid Asset Fund Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	August 31,

Date of reporting period:	May 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments • May 31, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (51.6%)
$8,000	ABN Amro Securities LLC, (dated 05/29/15; proceeds $8,000,080; fully collateralized by various U.S. Government agency securities, 2.50% - 4.20% due 01/01/27 - 05/01/45; valued at $8,240,001)	0.12%		06/01/15	$8,000,000
40,000	ABN Amro Securities LLC, (dated 04/23/15; proceeds $40,028,311; fully collateralized by various Common Stocks; valued at $42,000,009) (Demand 06/05/15)	0.28	(a)	07/23/15	40,000,000
25,000	ABN Amro Securities LLC, (dated 05/11/15; proceeds $25,017,889; fully collateralized by various Common Stocks; valued at $26,250,007) (Demand 06/05/15)	0.28	(a)	08/11/15	25,000,000
15,000	ABN Amro Securities LLC, (dated 05/29/15; proceeds $15,010,967; fully collateralized by various Common Stocks; valued at $15,750,023) (Demand 06/05/15)	0.28	(a)	08/31/15	15,000,000
155,000	Bank of Nova Scotia, (dated 09/08/14; proceeds $155,345,736; fully collateralized by various U.S. Government agency securities, 1.86% - 5.50% due 09/01/24 - 06/20/61; valued at $159,616,659) (Demand 06/05/15)	0.22	(a)	09/08/15	155,000,000
35,000	Bank of Nova Scotia, (dated 03/04/15; proceeds $35,106,750; fully collateralized by various U.S. Government agency securities, 2.50% - 5.50% due 01/01/26 - 02/01/45; valued at $36,025,182) (Demand 06/05/15)	0.30	(a)	03/04/16	35,000,000
100,000	Bank of Nova Scotia, (dated 03/06/15; proceeds $100,303,333; fully collateralized by various U.S. Government agency securities, 2.00% - 6.50% due 10/01/25 - 05/01/45 and a U.S. Government obligation, 0.38% due 03/15/16; valued at $102,977,075) (Demand 06/05/15)	0.30	(a)	03/04/16	100,000,000
85,000	Bank of Nova Scotia, (dated 01/02/15; proceeds $85,303,285; fully collateralized by various U.S. Government agency securities, 2.26% - 6.00% due 08/01/26 - 09/20/61 and U.S. Government obligations, 2.00% - 6.00% due 08/15/17 - 02/15/26; valued at $87,521,424) (Demand 06/05/15)	0.35	(a)	01/04/16	85,000,000
10,000	BNP Paribas Securities Corp., (dated 05/29/15; proceeds $10,000,092; fully collateralized by various U.S. Government agency securities, 2.22% - 6.36% due 05/29/24 - 05/20/44; valued at $10,299,021)	0.11		06/01/15	10,000,000
50,000	Credit Agricole Corp., (dated 05/29/15; proceeds $50,000,458; fully collateralized by various U.S. Government agency securities, 2.50% - 7.50% due 11/01/19 - 05/01/45; valued at $51,575,578)	0.11		06/01/15	50,000,000
25,000	Credit Suisse Securities USA, (dated 05/18/15; proceeds $25,036,147; fully collateralized by various Corporate Bonds, 5.75% - 8.38% due 08/15/17 - 06/15/24; valued at $26,501,590) (b)	0.68		08/03/15	25,000,000

115,000	Credit Suisse Securities USA, (dated 05/04/15; proceeds $115,197,382; fully collateralized by various Corporate Bonds, 6.13% - 11.50% due 07/01/17 - 04/15/23 and a U.S. Government obligation, 2.88% due 05/15/43; valued at $121,895,716) (b)	0.68		08/03/15	115,000,000
1,300,000	Federal Reserve Bank of New York, (dated 05/29/15; proceeds $1,300,005,417; fully collateralized by a U.S. Government obligation, 3.88% due 05/15/18; valued at $1,301,763,407)	0.05		06/01/15	1,300,000,000
35,000	ING Financial Markets LLC, (dated 05/29/15; proceeds $35,000,467; fully collateralized by various Corporate Bonds, 0.75% - 7.75% due 05/09/16 - 12/01/45; valued at $36,751,285)	0.16		06/01/15	35,000,000
20,000	ING Financial Markets LLC, (dated 05/29/15; proceeds $20,000,267; fully collateralized by various Corporate Bonds, 0.80% - 7.75% due 02/12/16 - 05/15/46; valued at $21,002,624)	0.16		06/01/15	20,000,000
21,000	ING Financial Markets LLC, (dated 05/22/15; proceeds $21,014,700; fully collateralized by various Corporate Bonds, 2.13% - 5.75% due 05/01/20 - 03/09/25; valued at $22,054,734) (Demand 06/05/15)	0.28	(a)	08/20/15	21,000,000
29,000	ING Financial Markets LLC, (dated 05/29/15; proceeds $29,000,701; fully collateralized by various Corporate Bonds, 5.50% - 11.25% due 11/01/19 - 05/15/23; valued at $30,740,865)	0.29		06/01/15	29,000,000
125,000	JP Morgan Clearing Corp., (dated 03/05/15; proceeds $125,096,875; fully collateralized by various Common Stocks and a Convertible Preferred Stock; valued at $131,347,210)	0.31		06/03/15	125,000,000
50,000	Merrill Lynch Pierce Fenner & Smith, (dated 05/29/15; proceeds $50,000,750; fully collateralized by various Common Stocks; valued at $52,500,005)	0.18		06/01/15	50,000,000
89,000	Merrill Lynch Pierce Fenner & Smith, (dated 01/29/15; proceeds $89,210,757; fully collateralized by various Common Stocks; valued at $93,450,001) (Demand 06/01/15) (b)	0.55	(a)	07/03/15	89,000,000
55,000	Mizuho Securities USA, Inc., (dated 05/29/15; proceeds $55,000,733; fully collateralized by various Common Stocks and Preferred Stocks; valued at $57,750,015)	0.16		06/01/15	55,000,000
285,000	RBC Capital Markets LLC, (dated 04/06/15; proceeds $285,086,450; fully collateralized by various U.S. Government agency securities, 3.00% - 5.00% due 03/01/35 - 03/20/45; valued at $293,562,199) (Demand 06/05/15)	0.12	(a)	07/06/15	285,000,000
37,500	RBC Capital Markets LLC, (dated 01/15/15; proceeds $37,552,208; fully collateralized by various Corporate Bonds, 0.56% - 8.25% due 09/26/16 - 05/15/46; valued at $39,375,001) (Demand 06/05/15)	0.28	(a)	07/13/15	37,500,000
20,000	RBC Capital Markets LLC, (dated 03/17/15; proceeds $20,014,661; fully collateralized by various Corporate Bonds, 0.76% - 8.25% due 07/05/16 - 08/21/54 (c); valued at $21,000,000) (Demand 06/05/15)	0.29	(a)	06/16/15	20,000,000
30,000	RBC Capital Markets LLC, (dated 03/19/15; proceeds $30,021,750; fully collateralized by various Corporate Bonds, Zero Coupon - 10.20% due 07/05/16 - 04/01/45; valued at $31,500,000) (Demand 06/05/15)	0.29	(a)	06/17/15	30,000,000

15,000	RBC Capital Markets LLC, (dated 03/04/15; proceeds $15,013,271; fully collateralized by various Corporate Bonds, 3.00% - 11.00% due 06/15/17 - 05/15/39; valued at $15,900,000)	0.35		06/03/15	15,000,000
20,000	RBC Capital Markets LLC, (dated 03/16/15; proceeds $20,017,694; fully collateralized by various Corporate Bonds, 5.25% - 11.00% due 04/15/19 - 03/15/25; valued at $21,200,000) (Demand 06/05/15)	0.35	(a)	06/15/15	20,000,000
30,000	RBC Capital Markets LLC, (dated 05/06/15; proceeds $30,026,250; fully collateralized by various Corporate Bonds, 5.13% - 11.75% due 01/25/17 - 02/01/31; valued at $31,800,000) (Demand 06/05/15)	0.35	(a)	08/04/15	30,000,000
37,500	RBC Capital Markets LLC, (dated 01/15/15; proceeds $37,568,990; fully collateralized by various Corporate Bonds, 4.88% - 11.50% due 03/15/16 - 09/15/39; valued at $39,750,000) (Demand 06/05/15)	0.37	(a)	07/13/15	37,500,000
350,000	RBS Securities, Inc., (dated 05/29/15; proceeds $350,003,208; fully collateralized by various U.S. Government agency securities, Zero Coupon - 6.75% due 07/17/15 - 06/29/32 and a U.S. Government obligation, Zero Coupon due 11/29/19; valued at $357,005,250)	0.11		06/01/15	350,000,000
100,000	Scotia Capital USA, Inc., (dated 05/29/15; proceeds $100,002,167; fully collateralized by various Corporate Bonds, 3.38% - 11.88% due 10/15/15 - 11/15/20; valued at $106,014,294)	0.26		06/01/15	100,000,000
33,000	SG Americas Securities, (dated 05/29/15; proceeds $33,000,770; fully collateralized by various Corporate Bonds, 1.00% - 10.75% due 05/31/15 - 10/01/77; valued at $34,913,915)	0.28		06/01/15	33,000,000
10,000	TD Securities USA LLC, (dated 05/28/15; proceeds $10,000,194; fully collateralized by various U.S. Government agency securities, 0.75% - 4.50% due 03/09/17 - 12/01/44 and a U.S. Government obligation, Zero Coupon due 05/26/16; valued at $10,253,995)	0.10		06/04/15	10,000,000
30,000	TD Securities USA LLC, (dated 05/29/15; proceeds $30,000,275; fully collateralized by various Corporate Bonds, 0.57% - 6.00% due 07/12/16 - 03/15/42 and U.S. Government agency securities, 2.50% - 5.00% due 01/01/26 - 04/01/45; valued at $31,466,930)	0.11		06/01/15	30,000,000
30,000	Wells Fargo Securities LLC, (dated 03/02/15; proceeds $30,046,000; fully collateralized by various Common Stocks, Convertible Bonds, 0.25% - 6.00% due 06/08/15 - 02/15/44 and Convertible Preferred Stocks; valued at $33,328,846)	0.60		06/02/15	30,000,000
53,000	Wells Fargo Securities LLC, (dated 04/27/15; proceeds $53,090,967; fully collateralized by various Common Stocks, Convertible Bonds, 0.25% - 6.00% due 06/08/15 - 09/30/43, Convertible Preferred Stocks and a Preferred Stock; valued at $58,059,910) (b)	0.68		07/27/15	53,000,000
	Total Repurchase Agreements (Cost $3,468,000,000)				3,468,000,000

		COUPON RATE (a)	DEMAND DATE (d)
	Floating Rate Notes (20.7%)
	Automobiles (0.5%)
37,000	Toyota Motor Credit Corp.	0.27%	06/19/15	11/17/15	37,000,000

	Domestic Banks (4.0%)
168,250	HSBC Bank USA NA	0.28 - 0.33	06/24/15 - 08/04/15	08/04/15 - 11/24/15	168,250,000
25,000	JP Morgan Chase Bank NA	0.42	06/08/15	05/06/16	25,000,000
73,000	U.S. Bank NA	0.25	06/27/15	07/27/15	73,000,000
					266,250,000
	International Banks (16.2%)
88,000	Bank of Montreal	0.27 - 0.28	06/19/15 - 06/23/15	10/23/15 - 11/19/15	88,000,000
216,750	Bank of Nova Scotia	0.26 - 0.41	06/03/15 - 08/04/15	08/04/15 - 01/29/16	216,750,000
108,250	BNP Paribas SA	0.32 - 0.43	06/02/15 - 06/30/15	09/30/15 - 12/23/15	108,250,000
52,000	Commonwealth Bank of Australia (e)	0.27	06/01/15	06/01/15	52,000,053
135,000	Credit Industriel et Commercial	0.33	06/02/15 - 06/22/15	09/18/15 - 11/04/15	135,000,000
130,000	Credit Suisse	0.32 - 0.38	06/15/15 - 06/17/15	08/13/15 - 09/17/15	130,000,000
30,000	Rabobank Nederland NY	0.32	07/06/15	07/06/15	30,000,000
126,500	Sumitomo Mitsui Banking Corp.	0.32 - 0.34	06/22/15 - 06/29/15	08/27/15 - 10/22/15	126,500,000
193,000	Toronto Dominion Bank	0.25 - 0.29	06/02/15 - 08/06/15	06/08/15 - 11/06/15	193,000,000
11,000	Westpac Banking Corp.	1.03	06/25/15	09/25/15	11,026,166
					1,090,526,219
	Total Floating Rate Notes (Cost $1,393,776,219)				1,393,776,219

	Extendible Floating Rate Notes (10.4%)
	Domestic Banks (6.3%)
195,000	JP Morgan Chase Bank NA (Extendible Maturity Date 06/06/16)	0.42	06/08/15	03/07/19	195,000,000
227,250	Wells Fargo Bank NA (Extendible Maturity Date 06/14/16 - 06/17/16)	0.36 - 0.38	06/15/15 - 06/22/15	03/20/19 - 07/15/19	227,250,000
					422,250,000
	International Banks (4.1%)
144,000	Royal Bank of Canada (Extendible Maturity Date 05/31/16)	0.39	07/01/15	04/01/19	143,995,529
130,000	Svenska Handelsbanken AB (e) (Extendible Maturity Date 11/13/15)	0.36	06/15/15	05/13/16	130,000,000
					273,995,529
	Total Extendible Floating Rate Notes (Cost $696,245,529)				696,245,529

		ANNUALIZED YIELD ON DATE OF PURCHASE
	Commercial Paper (6.3%)
	Automobiles (1.8%)
119,200	Toyota Motor Credit Corp.	0.25%	06/04/15 - 06/19/15	119,188,353

	Domestic Bank (1.7%)
117,000	Barclays U.S. Funding LLC	0.12	06/01/15	116,999,220

	Food & Beverage (0.2%)
12,500	Coca-Cola Co. (e)	0.24	06/17/15	12,498,500

	International Banks (2.6%)
21,900	Banque Et Caisse	0.27	06/09/15	21,898,388
72,600	Erste Abwicklungsanstalt	0.25	06/11/15	72,593,950
50,000	Natixis	0.07	06/01/15	49,999,805
27,500	United Overseas Bank Ltd. (e)	0.25	06/08/15	27,498,281
				171,990,424
	Total Commercial Paper (Cost $420,676,497)			420,676,497

	Certificates of Deposit (6.1%)
	International Banks
25,000	Credit Industriel et Commercial	0.12	06/04/15	25,000,000
175,000	Lloyds Bank PLC	0.14	06/03/15 - 06/04/15	175,000,000
70,000	Mizuho Bank Ltd.	0.27	06/15/15	70,000,000
67,000	Oversea Chinese Banking Corp.	0.19	07/01/15 - 07/07/15	66,999,336
75,000	Sumitomo Mitsui Banking Corp.	0.28	06/17/15	75,000,000
	Total Certificates of Deposit (Cost $411,999,336)			411,999,336

	Time Deposits (3.3%)
	International Banks
120,000	Credit Agricole CIB Grand Cayman	0.07	06/01/15	120,000,000
100,000	Lloyds Bank PLC (New York Branch)	0.06	06/01/15	100,000,000
	Total Time Deposits (Cost $220,000,000)			220,000,000

	Corporate Bonds (0.9%)
	International Banks
35,824	HSBC Bank PLC (e)	3.50	06/28/15	35,912,408
17,750	National Australia Bank	1.60	08/07/15	17,790,080
7,750	Westpac Banking Corp.	3.00	08/04/15	7,786,612
	Total Corporate Bonds (Cost $61,489,100)			61,489,100

		COUPON RATE (a)	DEMAND DATE (d)
	Tax-Exempt Instruments (0.5%)
	Weekly Variable Rate Bonds
20,000	New York State Housing Finance Agency, Gotham West Housing Ser 2011 B (Taxable)	0.16%	06/05/15	05/01/45	20,000,000
13,500	NGSP, Inc., Series 2006	0.16	06/05/15	06/01/46	13,500,000
	Total Weekly Variable Rate Bonds (Cost $33,500,000)				33,500,000

	Total Investments (Cost $6,705,686,681) (f)			99.8%	6,705,686,681
	Other Assets in Excess of Liabilities			0.2	11,841,210
	Net Assets			100.0%	$6,717,527,891

(a)	Rate shown is the rate in effect at May 31, 2015.
(b)	Illiquid security.
(c)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of May 31, 2015.

(d)	Date of next interest rate reset.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)	Cost is the same for federal income tax purposes.

Morgan Stanley Liquid Asset Fund Inc.

Portfolio Composition • May 31, 2015 (unaudited)

Classification	Percentage of Total Investments
Repurchase Agreements	51.7%
Floating Rate Notes	20.8
Extendible Floating Rate Notes	10.4
Commercial Paper	6.3
Certificates of Deposit	6.1
Time Deposits	3.3
Corporate Bonds	0.9
Tax-Exempt Instruments	0.5
100.0%

Morgan Stanley Liquid Asset Fund Inc.

Notes to Portfolio of Investments • May 31, 2015 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$3,468,000,000	$—	$3,468,000,000
Floating Rate Notes	—	1,393,776,219	—	1,393,776,219
Extendible Floating Rate Notes	—	696,245,529	—	696,245,529
Commercial Paper	—	420,676,497	—	420,676,497
Certificates of Deposit	—	411,999,336	—	411,999,336
Time Deposits	—	220,000,000	—	220,000,000
Corporate Bonds	—	61,489,100	—	61,489,100
Tax-Exempt Instruments
Weekly Variable Rate Bonds	—	33,500,000	—	33,500,000
Total Assets	$—	$6,705,686,681	$—	$6,705,686,681

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of May 31, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
July 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
July 22, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 22, 2015